Profit per ordinary share and comprehensive income per ordinary share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit per ordinary share and comprehensive income per ordinary share
Profit attributable to ordinary shareholders	$ 171,698,000	$ 212,107,000	$ 317,577,000
Weighted average number of ordinary shares	218,919,822	218,649,877	210,776,771
Total comprehensive income attributable to ordinary shareholders	$ 161,492,000	$ 194,582,000	$ 342,278,000
Effect of dilution related to LTIP	1,141,719	973,268	554,680